ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Accrued Expenses and Other Liabilities
	As of December 31,
	2014	2015
	US$	US$

Payroll and welfare benefit	22,404	37,241
Other taxes and surcharges payable	45,705	42,484
Accrued unrecognized tax benefits and related interest and penalties	75,483	104,211
Amounts payable to employees	2,391	3,493
Amounts payable to sales and marketing agents	61,463	82,769
Refundable rental deposits	1,221	5,927
Accrued rental expenses	759	1,118
Amounts due to foremen and suppliers of decoration services	-	23,765
Amounts due to Tianxiajin investors	-	23,985
Down payments collected on behalf of secondary home sellers	-	4,452
Cash incentives payable to home buyers	-	14,594
Others	12,475	17,554

	221,901	361,593